Capital Reserves - Summary of Capital Reserves (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	£ 9,059	£ 20,909	£ 35,055
Shares issued	30,922	15,830	5,273
Ending balance	8,526	9,059	20,909
Share Premium Account
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	153,734	138,150	133,242
Shares issued	30,138	15,396	3,767
On options in issue during the year			1,141
On options exercised during the year	460	188
Movement in the year	30,598	15,584	4,908
Ending balance	184,332	153,734	138,150
Merger Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	22,248	22,248	22,248
Ending balance	22,248	22,248	22,248
Share-based Payment Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	5,715	1,651	2,437
On options in issue during the year	8,632	4,395	584
On options exercised during the year	(659)	(331)	(1,370)
Movement in the year	7,973	4,064	(786)
Ending balance	13,688	5,715	1,651
Capital Redemption Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	5,194	5,194	5,194
Ending balance	5,194	5,194	5,194
Capital Reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	186,891	167,243	163,121
Shares issued	30,138	15,396	3,767
On options in issue during the year	8,632	4,395	1,725
On options exercised during the year	(199)	(143)	(1,370)
Movement in the year	38,571	19,648	4,122
Ending balance	£ 225,462	£ 186,891	£ 167,243